Note 5 - Reinsurance - Summary of Significant Reinsurance Amounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Benefits and claim reserves ceded	$ 28,830	$ 19,622
Amounts due from ceding company	2,560	1,822
Ceded premium	144,023	53,768
Assumed premium	3,500,758	2,453,957
Allowances on ceded premium	10,644	10,851
Allowances paid on assumed premium	384,558	326,774
Assumed benefits	$ 3,056,547	$ 2,101,752